Net Income (Loss) Per Share Attributable To Panasonic Corporation Common Shareholders (Schedule Of Diluted Common Shares Outstanding) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net Income (Loss) Per Share Attributable To Panasonic Corporation Common Shareholders [Abstract]
Average common shares outstanding	2,312,167,772	2,070,341,989	2,070,623,618